SUPPLEMENT DATED APRIL 26, 1999

                    TO THE PROSPECTUS DATED MARCH 1, 1999 OF
     IAI INTERNATIONAL FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS III, INC.)

                    TO THE PROSPECTUS DATED APRIL 1, 1999 OF
           IAI BOND FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS I, INC.)

                    TO THE PROSPECTUS DATED APRIL 1, 1999 OF
    IAI INSTITUTIONAL BOND FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS I, INC.)

                     TO THE PROSPECTUS DATED JUNE 1, 1998 OF
      IAI MONEY MARKET FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)

                    TO THE PROSPECTUS DATED AUGUST 1, 1998 OF
        IAI BALANCED FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)

                 TO THE JOINT PROSPECTUS DATED AUGUST 1, 1998 OF
         IAI GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS II, INC.)
        IAI REGIONAL FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS IV, INC.)
  IAI CAPITAL APPRECIATION FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
     IAI EMERGING GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.) IAI MIDCAP GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
   IAI GROWTH AND INCOME FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VII, INC.)
        IAI VALUE FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VIII, INC.)



EFFECTIVE APRIL 26, 1999, FIRSTAR MUTUAL FUND SERVICES, LLC (THE "TRANSFER AGENT"), RATHER THAN IAI, WILL PROVIDE TRANSFER AGENCY SERVICES FOR THE IAI MUTUAL FUNDS. THIS CHANGE IN SERVICE PROVIDER WILL RESULT IN THE FOLLOWING PROSPECTUS CHANGES. ANY FEE CHANGES REFERENCED BELOW WILL NOT BE CHARGED UNTIL JUNE 1, 1999.


THE FOLLOWING UPDATES THE FEE TABLE LANGUAGE CONCERNING THE FEE FOR REDEMPTIONS BY WIRE:

         * Each Fund charges a $12.00 fee for the payment of redemption proceeds by wire.


THE FOLLOWING UPDATES THE INDICATED SECTIONS RELATING TO THE PURCHASE OF FUND SHARES.

INVESTING BY MAIL (FOR ALL FUNDS EXCEPT IAI INSTITUTIONAL BOND FUND)

To invest by mail, send a completed, signed application and a check payable to "IAI Funds" to one of the following addresses:


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Regular Mail                              Overnight Mail
------------                              --------------
IAI Mutual Funds                          IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 E Michigan St., Third Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

Third party checks will not be accepted for initial account investments. After a Fund receives your completed purchase order, your account will be credited with the number of full and fractional shares that can be purchased at the next determined net asset value. A $20 fee will be imposed by the Transfer Agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund.

For assistance in completing the application, please contact IAI Shareholder Services at 1-800-945-3863.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares by requesting your bank to wire funds to:

         Firstar Bank Milwaukee, N.A.
         777 E. Wisconsin Ave.
         Milwaukee, WI 55302
         ABA Number:  075000022
         Credit:  Firstar Mutual Fund Services, LLC
         Account #112-952-137
         For further credit to IAI Mutual Funds
         (Shareholder Account #, Shareholder Name)

If you are purchasing by wire for a new account, you must do the following before you wire funds:

          o call IAI Shareholder Services at 1-800-945-3863 to advise them of your investment;

          o    obtain an account number, instructions and an application form;
               and

          o    complete the application and send it to:
               IAI Mutual Funds
               c/o Firstar Mutual Fund Services, LLC
               P.O. Box 701
               Milwaukee, WI 53201-0701

Your completed application must be received by a Fund before your wire is sent.


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Before initiating any subsequent wires, please call IAI Shareholder Services and advise them of your name, account number and the name of the bank transmitting the federal funds.

Wire orders will be accepted only on days when your bank, a Fund, the Transfer Agent and Firstar Bank Milwaukee, N.A. are open for business. A wired purchase will be considered made when the wired amount is received and the purchase is accepted by a Fund. A Fund must receive payment before the close of business for the purchase to be credited to your account on that day. Otherwise, your purchase will be processed the next business day. A Fund may reject your wire order if it does not contain the required information stated above. If a Fund rejects your wire order, your money will be returned promptly, less any costs incurred by a Fund or the Transfer Agent in rejecting the order. You must pay any charges assessed by your bank for the wire service. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of a Fund or the Transfer Agent.


THE FOLLOWING UPDATES THE DISCLOSURE CONCERNING RETIREMENT PLANS:

RETIREMENT PLANS

The Funds offer Individual Retirement Accounts (IRAs) and Roth IRAs. The Transfer Agent imposes a $12.50 annual maintenance fee per IRA or Roth IRA with a $25 limit per social security number per year. However, no such fee will be imposed until January 1, 2000. The Transfer Agent also charges $15 for transfers to a successor trustee, $15 for distributions (excluding distributions pursuant to a Systematic Cash Withdrawal Plan) to IRA or Roth IRA participants and $15 to refund excess contributions. For further information about such accounts, please call IAI Shareholder Services at 1-800-945-3863.

All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. You are urged to consult an attorney or tax adviser before establishing such a plan.


THE FOLLOWING UPDATES THE DISCLOSURE CONCERNING REDEMPTION OF SHARES:

HOW TO SELL SHARES

You may redeem your shares on any day the New York Stock Exchange is open. Your redemption price will be the net asset value of your shares next determined after your redemption request is received in proper form by a Fund. To make sure that your request is in proper form, please follow the directions for selling shares given below.

BY MAIL

If you redeem by mail, your redemption price will be equal to a Fund's net asset value per share next determined following receipt by a Fund of your written redemption request in the form shown below (and a properly endorsed stock certificate if one has been issued).

To redeem by mail, send a written request to a Fund at one of the following addresses:

Regular Mail                              Overnight Mail
------------                              --------------
IAI Mutual Funds                          IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 E Michigan St., Third Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

Your request should include the following information:

          o    name of the Fund,

          o    account number,

          o    dollar amount or number of shares to be redeemed,

          o    name on the account, and

          o    signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. They must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed.

Signatures on your written request must be guaranteed if:

          o you would like the proceeds from the sale to be paid to someone other than the shareholder of record, or

          o you have changed your address over the telephone within the last 15 calendar days.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. NOTARIZATION BY A NOTARY PUBLIC IS NOT ACCEPTED.

If Fund shares are held of record in the name of a corporation, partnership, trust or fiduciary, a Fund may require additional evidence of authority prior to accepting a redemption request.

To redeem money from your IRA account, an IRA Distribution Form must be completed and returned to IAI. To receive a copy of the form, please call IAI Shareholder Services at 1-800-945-3863.

BY PHONE

You may redeem shares by phone, subject to the following conditions:

          o You must have completed the Telephone Options section of the account application.

          o    Telephonic redemptions are limited to $50,000.

          o Redemption proceeds must be made payable to the owner(s) of record and delivered to the address of record.

          o    Telephone redemptions are not permitted for IRAs.

For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

PAYMENT OF REDEMPTION PROCEEDS

         BY WIRE. When you redeem by telephone, you may have the proceeds wired to your bank account if you provided the required information at the time you opened your account. Wire redemption requests will only be processed on days your bank, a Fund, the Transfer Agent and Firstar Bank Milwaukee, N.A. are open for business. If you choose to have your redemption proceeds wired to your bank, please note the following:

          o A minimum amount of $1,000 is required to wire redemption proceeds.

          o Proceeds will be wired on the next business day after your redemption request.

          o Your account will be charged a fee of $12 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a wire.

To add the ability to receive proceeds by wire to your account, or to change existing bank account information, please submit a letter of instruction, including your bank information and a signature guarantee, to:

         IAI Mutual Funds
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

         BY CHECK. Normally a Fund will mail payment for shares redeemed on the business day following the receipt of your redemption request, although payment may be made as late as seven days after your request. However, a Fund will not send redemption proceeds until checks (including certified checks, cashiers checks or automatic investment credits) received in payment for shares have cleared. This may take up to 12 days from the date of purchase. There is no charge for the use of redemption checks; however, the Transfer Agent will impose a $20 fee for stopping payment of a redemption check upon your request, or if the Transfer Agent cannot honor such a redemption check due to insufficient funds in the account or other valid reason.

INVOLUNTARY REDEMPTIONS (FOR ALL FUNDS EXCEPT IAI INSTITUTIONAL BOND FUND)

If your account balance falls below $500 as a result of selling or exchanging shares, a Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, a Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $500 within six months of the date the notice was mailed, a Fund may redeem your account.

INVOLUNTARY REDEMPTIONS (FOR IAI INSTITUTIONAL BOND FUND ONLY)

If your account balance falls below $2 million as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $2 million within 60 days of the date the notice was mailed, the Fund may redeem your account.

SYSTEMATIC CASH WITHDRAWAL PLAN (FOR ALL FUNDS EXCEPT IAI INSTITUTIONAL BOND
FUND)

The Funds have a Systematic Cash Withdrawal Plan under which you may automatically redeem a fixed dollar amount of Fund shares on either a monthly or quarterly basis. Under the Systematic Cash Withdrawal Plan:

          o    Automatic redemptions must be for $100 or more.

          o Shares will be redeemed at the net asset value determined on the 15th of the applicable month (or the next business day).

          o All income dividends and capital gains distributions must be reinvested in Fund shares.

          o Confirmations of all transactions and distributions will be sent to you quarterly.

Plan application forms are available through the Funds. If you would like assistance in completing the application, contact IAI Shareholder Services at 1-800-945-3863.

CHECK WRITING PRIVILEGE (FOR IAI MONEY MARKET FUND ONLY)

You may sign up for check writing privileges by completing a Check Writing application. With a Fund checking account, you may redeem shares simply by writing a check for $500 or more. There is no charge for the use of such checks; however, the Transfer Agent will impose a $20 fee for stopping payment of such a check upon your request, or if the Transfer Agent cannot honor such a check due to insufficient funds in the account or other valid reason. Fund shares held in IRAs, Roth IRAs, SEP IRAs and Keogh Plans may not be redeemed by check.
Please call IAI Shareholder Services at 1-800-945-3863 for more information.


THE FOLLOWING UPDATES THE DISCLOSURE CONCERNING THE FUNDS' EXCHANGE PRIVILEGE:

EXCHANGE PRIVILEGE

You may exchange your Fund shares for shares of another fund in the IAI Family of Funds if you satisfy that Fund's purchase requirements. The Transfer Agent charges $5 for telephone exchanges.

The Funds generally limit exchanges to four per year. This limit may be modified for certain retirement plan accounts and for those participating in the Automatic Exchange Plan described below. The Funds may change or cancel its exchange privilege at any time.

When you exchange your Fund shares for shares of another fund in the IAI Family of Funds the exchange is considered a sale of your Fund shares for federal income tax purposes, and you may have a taxable capital gain or loss.

You may exchange shares by notifying the Funds in writing or, if you have authorized the Funds to accept telephone instructions, by telephone. See "How to Sell Shares -- By Telephone."

         AUTOMATIC EXCHANGE PLAN

         You may arrange to make regular exchanges of $100 or more between any of the funds in the IAI Family of Funds on a monthly basis. Please note the following about automatic exchanges:

          o If you wish to participate in the Plan, you must complete the Automatic Exchange Plan portion of your IAI Mutual Fund application.

          o Exchanges will take place at the net asset value determined on the fifth day of each month (or the next business day).

          o If you participate in the Automatic Exchange Plan you will receive quarterly confirmations of all transactions and dividends.

          o    You may not close an account through the Automatic Exchange Plan.


THE FOLLOWING UPDATES THE DISCLOSURE CONCERNING AUTHORIZED TELEPHONE TRADING:

AUTHORIZED TELEPHONE TRADING

As discussed above, you may exchange and redeem shares by telephone if you have completed the Telephone Options section of the IAI Mutual Fund application. Telephone redemptions are not permitted for IRAs. The Transfer Agent charges $5 for telephone exchanges.

Address changes may also be made over the telephone. During the 15 calendar days following an address change by telephone, you may only redeem shares in your account with a signature guaranteed letter of instruction.

The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The Fund will follow reasonable procedures to confirm that instructions received by telephone are genuine. These procedures include tape recording all redemption and exchange requests.

THE FOLLOWING UPDATES THE DISCLOSURE CONCERNING THE FUNDS' CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT:

The Funds' custodian is Firstar Bank Milwaukee, N.A., P.O. Box 510, Milwaukee, Wisconsin 53201-0510.

Firstar Mutual Fund Services, LLC acts as the Funds' transfer agent and dividend disbursing agent at P.O. Box 701, Milwaukee Wisconsin 53201-0701. The Transfer Agent reserves the right to impose a charge of $5.00 on requests for extraordinary or archival research relating to a shareholder's account.